income taxes - Other (Details) - Investment Tax Credits - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other
Tax benefits recognized	$ 40	$ 51
Property, plant, and equipment and/or intangible assets
Other
Tax benefits recognized	$ 31	$ 48